Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended	7 Months Ended	10 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
Revenues:
Revenues
License and collaboration revenue					3,117,991	22,327,464
Grant revenue						1,034,495
Revenues	643,264	1,494,730	1,241,516	2,071,144	3,117,991	23,361,959
Costs and expenses:
Research and development	7,787,901	9,438,445	12,740,161	13,132,693	15,486,476	7,654,546
General and administrative	903,406	1,115,351	1,950,014	2,112,282	4,034,925	4,612,450	10,818	32,100	42,918
Total costs and expenses	8,691,307	10,553,796	14,690,175	15,244,975	19,521,401	12,266,996
(Loss) income from operations	(8,048,043)	(9,059,066)	(13,448,659)	(13,173,831)	(16,403,410)	11,094,963	(10,818)		(42,918)
Interest expense	(231,756)		(473,072)		(193,498)	(15)	65		65
Interest income	2,408	11,243	5,963	23,074	39,002	62,315
(Loss) before benefit from income Ttaxes							(10,883)	(32,100)	(42,983)
Income taxes		(8,230)		(16,460)	(32,921)	(64,834)
Net (loss) income	(8,277,391)	(9,056,053)	(13,915,768)	(13,167,217)	(16,590,827)	11,092,429
Net (loss) income			(13,915,768)	(13,167,217)	(16,590,827)	11,092,429	(10,883)	(32,100)	(42,983)
Cumulative dividends on convertible preferred stock	(418,056)	(418,056)	(836,112)	(836,112)	(1,672,223)	(1,669,786)
Net (loss) income attributable to common stockholders	$ (8,695,447)	$ (9,474,109)	$ (14,751,880)	$ (14,003,329)	$ (18,263,050)	$ 9,422,643
Net (loss) income per common share:
Basic and diluted loss per share
Basic	$ (0.76)	$ (0.85)	$ (1.30)	$ (1.25)	$ (1.63)	$ 0.39
Dilutive	$ (0.76)	$ (0.85)	$ (1.30)	$ (1.25)	$ (1.63)	$ 0.33
Weighted average number of common shares:
Basic					11,215,077	11,202,990
Dilutive					11,215,077	13,190,476
Weighted average number of common shares:
Basic & Dilutive	11,454,034	11,208,990	11,362,540	11,206,221			5,000,000	3,720,930